FEBRUARY 7, 2020	Mark C. Amorosi mark.amorosi@klgates.com

T +1 202 778 9351
F +1 202 778 9100

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	EQ Advisors Trust – Post-Effective Amendment No. 144 to the Registration Statement on Form N-1A (File Nos. 811-07953 and 333-17217) – Request for Selective Review

Ladies and Gentlemen:

On behalf of EQ Advisors Trust (the “Trust”), transmitted herewith for filing pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, is Post-Effective Amendment No. 144 to the Trust’s Registration Statement on Form N-1A (the “Post-Effective Amendment”) with respect to the following series of the Trust: EQ/Global Equity Managed Volatility Portfolio, EQ/Invesco Global Portfolio, EQ/Large Cap Growth Index Portfolio, EQ/MFS Mid Cap Focused Growth Portfolio, EQ/MFS Technology II Portfolio, EQ/Wellington Energy Portfolio and Multimanager Aggressive Growth Portfolio (each, a “Portfolio” and together, the “Portfolios”). This transmission includes a conformed signature page, the manually signed original of which is maintained at the office of the Trust.

The Post-Effective Amendment includes a combined Prospectus (the “Prospectus”) and a combined Statement of Additional Information (the “SAI”) for the Portfolios. The filing is not intended to affect the prospectus or SAI of any other previously registered series (or class of such series) of the Trust.

The Prospectus has been updated to include information regarding portfolio name, investment strategy, sub-adviser, portfolio manager, fee and expense changes, as applicable, for the Portfolios. The Portfolios that changed their investment strategies are the EQ/Large Cap Growth Index Portfolio, EQ/MFS Mid Cap Focused Growth Portfolio, EQ/MFS Technology II Portfolio and EQ/Wellington Energy Portfolio. The Portfolios that changed their sub-advisers are shown below.

Portfolio	Former Sub-Adviser	New Sub-Adviser
EQ/Global Equity Managed Volatility Portfolio	OppenheimerFunds, Inc. (“Oppenheimer”)	Invesco Advisers, Inc. (“Invesco”) (The Portfolio retained the same portfolio manager, who transitioned to an affiliated entity.)

K&L GATES LLP

1601 K STREET NW  WASHINGTON  DC 20006

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U.S. Securities and Exchange Commission

February 7, 2020

Portfolio	Former Sub-Adviser	New Sub-Adviser
EQ/Invesco Global Portfolio* (formerly EQ/Oppenheimer Global Portfolio)	Oppenheimer	Invesco (The Portfolio retained the same portfolio manager, who transitioned to an affiliated entity.)

EQ/MFS Mid Cap Focused Growth Portfolio (formerly EQ/Ivy Mid Cap Growth Portfolio)	Ivy Investment Management Company (“IICO”)	Massachusetts Financial Services Company d/b/a MFS Investment Management (“MFS”)

EQ/MFS Technology II Portfolio (formerly EQ/Ivy Science and Technology Portfolio)	IICO	MFS

EQ/Wellington Energy Portfolio (formerly EQ/Ivy Energy Portfolio)	IICO	Wellington Management Company LLP

Multimanager Aggressive Equity Portfolio	Scotia Institutional Asset Management US, Ltd.	1831 Asset Management U.S. Inc.

(The Portfolio retained the same portfolio manager, who transitioned to an affiliated entity.)

*	The portfolio name change is effective on or about May 1, 2020.

The SAI has been updated to include information regarding portfolio name, investment strategy, sub-adviser, portfolio manager, fee and expense changes, as applicable, for the Portfolios.

The Post-Effective Amendment also is being filed to include certain new exhibits and to make clarifying, updating and stylistic changes to the Trust’s Registration Statement.

Furthermore, except for the changes described above, the form of the disclosure included in the Post-Effective Amendment in the Prospectus and SAI does not differ significantly from the corresponding disclosure in the Prospectus and SAI contained in the Trust’s currently effective Registration Statement and previously reviewed by the Staff in the following post-effective amendment to the Trust’s Registration Statement filed pursuant to Rule 485(a):

•

Post-Effective Amendment No. 140 to EQ Advisors Trust’s registration statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder, for Class IA, Class IB, and Class K shares (as applicable) of EQ/Global Equity Managed Volatility Portfolio, EQ/Oppenheimer Global Portfolio, EQ/Large Cap Growth Index Portfolio, EQ/Ivy Mid Cap Growth Portfolio, EQ/Ivy Science and Technology Portfolio, EQ/Ivy Energy Portfolio, and Multimanager Aggressive Growth Portfolio (Accession No. 0001193125-19-031990) (February 8, 2019).

U.S. Securities and Exchange Commission

February 7, 2020

Accordingly, we request that the Staff use the limited review procedure of 1933 Act Release No. 6510 (February 15, 1984) in reviewing the Post-Effective Amendment.

The Prospectus and SAI in the Post-Effective Amendment are marked to show changes from Post Effective Amendment No. 142 to the Trust’s Registration Statement, which was filed with the Securities and Exchange Commission on April 26, 2019.

The Post-Effective Amendment is scheduled to become effective on April 7, 2020 pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act. We would appreciate receiving any comments by March 23, 2020. The Trust would respond to any comments in a post-effective amendment filed pursuant to paragraph (b) of Rule 485 under the 1933 Act, which also would contain additional exhibits and information not included in the Post-Effective Amendment.

If you have any questions or comments concerning the foregoing, please do not hesitate to contact me at (202) 778-9351 or my colleague Fatima Sulaiman at (202) 778-9082.

Sincerely,

/s/ Mark C. Amorosi
Mark C. Amorosi

Enclosure

cc:	William MacGregor, Esq.

Maureen Kane, Esq.

Kiesha T. Astwood-Smith, Esq.

Victoria Zozulya, Esq.

AXA Equitable Funds Management Group LLC

Fatima Sulaiman

K&L Gates LLP